Summary of Quarterly Results of Operations (Unaudited) (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Results of Operations (Unaudited)
The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2020, 2019 and 2018 (dollars in thousands, except per share data):

	March 31	June 30	September 30	December 31
2020
Net interest income	$23,362	$28,106	$29,301	$32,547
Net income	(7,400)	7,814	21,497	32,835
Net income applicable to common stock	(11,915)	4,359	16,739	25,624
Basic net income per share	$(0.27)	$0.10	$0.38	$0.58
Diluted net income per share	$(0.27)	$0.10	$0.38	$0.58
Basic weighted average shares outstanding	44,263,334	44,376,437	44,405,196	44,492,325
Diluted weighted average shares outstanding	44,274,852	44,389,380	44,421,084	44,508,213
2019
Net interest income	$26,145	$22,356	$29,349	$27,031
Net income	19,890	14,526	25,913	23,595
Net income applicable to common stock	16,108	11,036	20,460	19,310
Basic net income per share	$0.40	$0.27	$0.48	$0.44
Diluted net income per share	$0.40	$0.27	$0.48	$0.44
Basic weighted average shares outstanding	39,798,215	41,226,805	42,795,038	43,549,406
Diluted weighted average shares outstanding	39,811,304	41,239,548	42,807,773	43,560,937
2018
Net interest income	$10,734	$19,738	$25,823	$25,993
Net income	5,296	12,102	19,000	16,427
Net income applicable to common stock	5,296	12,086	17,745	14,054
Basic net income per share	$0.17	$0.38	$0.49	$0.37
Diluted net income per share	$0.17	$0.38	$0.49	$0.37
Basic weighted average shares outstanding	31,670,518	31,762,199	35,468,648	38,088,364
Diluted weighted average shares outstanding	31,684,832	31,820,527	38,942,428	44,504,418